EQUITY (Details) - shares	Dec. 31, 2025	Jul. 11, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Number of common shares	1,326,093,947		1,326,093,947
Percentage of total shares	5.00%
Outstanding Shares [Member]
IfrsStatementLineItems [Line Items]
Number of common shares	1,326,093,947		1,326,093,947
Percentage of total shares	100.00%		100.00%
Percentage of voting capital	100.00%		100.00%
Vicunha Acos S A [Member]
IfrsStatementLineItems [Line Items]
Number of common shares	552,412,693		552,412,693
Percentage of total shares	41.66%		41.66%
Percentage of voting capital	41.66%		41.66%
Rio Laco Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Number of common shares	45,706,242		45,706,242
Percentage of total shares	3.45%		3.45%
Percentage of voting capital	3.45%		3.45%
C F L Ana Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Number of common shares	62,353,852		132,523,251
Percentage of total shares	4.70%		9.99%
Percentage of voting capital	4.70%	9.99%	9.99%
Avelina Participacoes S. A. [Member]
IfrsStatementLineItems [Line Items]
Number of common shares	52,732,025
Percentage of total shares	3.98%
Percentage of voting capital	3.98%
Nyse Adrs [Member]
IfrsStatementLineItems [Line Items]
Number of common shares	320,979,296		283,799,438
Percentage of total shares	24.20%		21.40%
Percentage of voting capital	24.20%		21.40%
Other Shareholders [Member]
IfrsStatementLineItems [Line Items]
Number of common shares	291,909,839		311,652,323
Percentage of total shares	22.01%		23.50%
Percentage of voting capital	22.01%		23.50%